INCOME AND SOCIAL CONTRIBUTION TAXES (Details Narrative)	12 Months Ended
Dec. 31, 2022
Income And Social Contribution Taxes
Income tax rate	25.00%
Social contribution tax rate	9.00%
Income tax rate	75.00%